Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions
b)	The Company had the following related party transactions for the years ended December 31, 2012, 2013 and 2014:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Services provided to:
- Upwise	—	—	143	23
- DCS	—	—	18	3
- CE BJ	1	—	—	—
- CE Soft BJ	215	—	—	—
Services provided by:
- DIC	—	—	4,106	662
- DCS	—	—	587	95
- Upwise	—	—	97	16
- Xi’an Tech	5,526	—	—	—
Purchases of equipment from:
- SZ Aizhuoyi	—	61,202	80,059	12,903
- DCS	—	—	330	53
- ABC	—	266	—	—
- CE Soft BJ	515	—	—	—
Loans provided to:
- Seller of Aipu Group	—	—	98,500	15,875
- BitCool Media	14,771	19,096	22,792	3,673
- SH Shibei	—	4,900	—	—
- Seller of iJoy	—	12,193	—	—
Repayment of loans:
- BitCool Media	—	1,219	35,380	5,702
Receipt of interest income from loan to:
- Bitcool Media	—	—	1,553	250
Interest income from loan to:
- Bitcool Media	253	861	956	154
Management service provided by:
- DCS	—	—	8,949	1,442
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited	15,977	—	—	—

Parent Company
Related Party Transactions
(b)	Related party transactions

The Company had the following related party balances as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	1,581,289	2,056,545	331,455
- 21Vianet Beijing	91,042	1,726	278
- Xi’an Holding	4	6,123	987
- Venture	—	14,074	2,268

	1,672,335	2,078,468	334,988

Amount due from related parties
Current:
- Seller of iJoy	24,387	24,476	3,945

Non-current:
- Seller of Aipu Group	—	70,000	11,282

Amount due to related parties
Current:
- Seller of Tianwang and Yilong	19,605	2,970	479
- Seller of iJoy	63,602	50,506	8,140
- Seller of GD Tianying	—	9,434	1,520
- Seller of Dermot Entities	—	205,380	33,101
- Seller of Gehua	16,737	—	—

	99,944	268,290	43,240

Non-current:
- Sellers of Tianying	—	17,585	2,834
- Seller of Aipu Group	—	67,531	10,884
- Seller of Dermot Entities	—	177,220	28,563
- Seller of iJoy	58,487	18,392	2,964
- Seller of Tianwang and Yilong	19,834	—	—

	78,321	280,728	45,245

Condensed Balance Sheets

Condensed balance sheets

	Note	As of December 31,
		2013	2014
		RMB	RMB	US$
ASSETS
Current assets
Cash		590,682	3,891	627
Restricted cash		190,000	100,000	16,117
Short-term investments		81,826	11,242	1,812
Prepaid expenses and other current assets		76,606	52,989	8,538
Amount due from a related party	(b)	24,387	24,476	3,945
Amount due from subsidiaries	(b)	1,672,335	2,078,468	334,988

Total current assets		2,635,836	2,271,066	366,027

Non-current assets
Restricted cash		100,000	—	—
Investments in subsidiaries		895,390	2,659,202	428,586
Amount due from a related party	(b)	—	70,000	11,282
Other non-current assets		26,116	27,900	4,497

Total non-current assets		1,021,506	2,757,102	444,365

Total assets		3,657,342	5,028,168	810,392

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		255	4,772	769
Interest payable		21,265	7,390	1,191
Amount due to related parties	(b)	99,944	268,290	43,240

Total current liabilities		121,464	280,452	45,200

Non-current liabilities
Amount due to related parties	(b)	78,321	280,728	45,245
Bonds payable	(d)	998,505	2,264,064	364,901

Total non-current liabilities		1,076,826	2,544,792	410,146

Total liabilities		1,198,290	2,825,244	455,346

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 470,000,000 and 1,200,000,000 shares authorized; 344,745,991 and 346,803,765 shares issued and outstanding as of December 31, 2013 and 2014, respectively)		22	23	3
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 53,480,544 and 49,430,544 shares issued and outstanding as of December 31, 2013 and 2014, respectively)		4	3	1
Additional paid-in capital		3,836,967	4,117,232	663,577
Accumulated other comprehensive loss		(82,589)	(65,754)	(10,598)
Accumulated deficit		(1,286,435)	(1,634,915)	(263,500)
Treasury stock		(8,917)	(213,665)	(34,437)

Total shareholders’ equity		2,459,052	2,202,924	355,046

Total liabilities and shareholders’ equity		3,657,342	5,028,168	810,392

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(78,611)	(16,741)	(125,859)	(20,286)
Changes in the fair value of contingent purchase consideration payables	5,693	(99,874)	(22,629)	(3,647)

Operating loss	(72,918)	(116,615)	(148,488)	(23,933)
Other income (expense)	10,570	(41,475)	(199,418)	(32,140)
Share of profits (losses) from subsidiaries and Consolidated VIEs	118,672	109,864	(574)	(93)

Profit (loss) before income taxes	56,324	(48,226)	(348,480)	(56,166)
Income tax expense	—	—	—	—

Net profit (loss)	56,324	(48,226)	(348,480)	(56,166)

Condensed Statements of Comprehensive Income (Loss)

Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net profit (loss)	56,324	(48,226)	(348,480)	(56,166)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(3,942)	(21,357)	16,835	2,713

Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	52,382	(69,583)	(331,645)	(53,453)

Comprehensive income (loss) attributable to the Company’s ordinary shareholders	52,382	(69,583)	(331,645)	(53,453)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash used in operating activities	(6,300)	(26,630)	(23,952)	(3,860)
Net cash generated from (used in) investing activities	272,873	(67,455)	(1,186,053)	(191,158)
Net cash (used in) generated from financing activities	(286,700)	670,670	623,214	100,444

Net (decrease) increase in cash	(20,127)	576,585	(586,791)	(94,574)
Cash at beginning of the year	34,224	14,097	590,682	95,201

Cash at end of the year	14,097	590,682	3,891	627